CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 16,282,000	$ 19,245,000	$ 0
Discount rate applied to cash flow projections	6.86%	7.61%
Tax effect from change in tax rate	$ 5,657,000	$ 5,657,000
Increase in index rate	5.00%
Increase decrease in lease payments	$ 24,000	185,000
Cash outflow for leases	$ 90,644,489	53,954,000
Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Provision for tax [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Tax effect from change in tax rate	$ 2,400,000	$ 2,400,000
Drybulk carrier [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	0.00%	0.00%
Increase in discount rate	0.00%	0.00%
Drybulk carrier [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	21.91%	19.63%
Increase in discount rate	72.25%	56.60%
Tanker carrier Business [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate	22.87%
Increase in discount rate	13.15%
Tanker carrier Business [Member] | Bottom of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate		13.90%
Increase in discount rate		14.30%
Tanker carrier Business [Member] | Top of range [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Decrease in charter rate		34.20%
Increase in discount rate		45.20%
Later than one year and not later than three years [member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Thereafter year [Member] | Ships [member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Triview Shipping [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	51.00%
Island Bulk Carriers [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	65.00%
IVS Bulk [Member]
Disclosure Of Changes In Accounting Estimates Explanatory [Line Items]
Proportion of ownership interest in joint venture	33.50%